UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48449-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
October 31, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (74.4%)

            COMMON STOCKS (49.5%)

            CONSUMER DISCRETIONARY (6.8%)
            -----------------------------
            APPAREL RETAIL (1.1%)
    6,400   Chico's FAS, Inc.                                         $      110
    7,500   Express, Inc.*                                                   174
    6,400   Foot Locker, Inc.                                                222
   19,900   Gap, Inc.                                                        736
   11,900   Ross Stores, Inc.                                                920
   16,300   TJX Companies, Inc.                                              991
                                                                      ----------
                                                                           3,153
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
    6,400   Coach, Inc.                                                      324
   11,300   Michael Kors Holdings Ltd.*                                      870
    2,800   Ralph Lauren Corp.                                               464
      400   VF Corp.                                                          86
                                                                      ----------
                                                                           1,744
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.0%)
    1,100   Modine Manufacturing Co.*                                         15
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.5%)
   55,000   Ford Motor Co.                                                   941
    3,400   General Motors Co.*                                              126
    4,800   Thor Industries, Inc.                                            278
                                                                      ----------
                                                                           1,345
                                                                      ----------
            BROADCASTING (0.4%)
      700   CBS Corp. "B"                                                     42
    4,200   Liberty Media Corp. "A"*                                         642
    7,700   Scripps Networks Interactive "A"                                 620
                                                                      ----------
                                                                           1,304
                                                                      ----------
            CABLE & SATELLITE (0.8%)
    4,300   AMC Networks, Inc. "A"*                                          302
   37,500   Comcast Corp. "A"                                              1,784
    6,000   DIRECTV*                                                         375
                                                                      ----------
                                                                           2,461
                                                                      ----------
            CATALOG RETAIL (0.1%)
    5,900   HSN, Inc.                                                        309
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
      300   Systemax, Inc.                                                     3
                                                                      ----------
            DEPARTMENT STORES (0.5%)
    5,500   Dillard's, Inc. "A"                                              451
   18,500   Macy's, Inc.                                                     853
                                                                      ----------
                                                                           1,304
                                                                      ----------

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1  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (0.2%)
   11,800   Dollar General Corp.*                                     $      682
                                                                      ----------
            HOME FURNISHINGS (0.0%)
    2,400   La-Z-Boy, Inc.                                                    55
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.5%)
   17,200   Home Depot, Inc.                                               1,340
    4,500   Lowe's Companies, Inc.                                           224
                                                                      ----------
                                                                           1,564
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    5,200   Marriott Vacations Worldwide Corp.*                              260
                                                                      ----------
            HOUSEHOLD APPLIANCES (0.1%)
      900   NACCO Industries, Inc. "A"                                        51
    2,300   Whirlpool Corp.                                                  336
                                                                      ----------
                                                                             387
                                                                      ----------
            HOUSEWARES & SPECIALTIES (0.0%)
     700    Libbey, Inc.*                                                     15
                                                                      ----------
            INTERNET RETAIL (0.2%)
      600   Amazon.com, Inc.*                                                218
    2,900   Blue Nile, Inc.*                                                 119
    2,200   Expedia, Inc.                                                    129
    1,500   Groupon, Inc.*                                                    14
    1,100   Overstock.com, Inc.*                                              26
    1,600   PetMed Express, Inc.                                              24
                                                                      ----------
                                                                             530
                                                                      ----------
            LEISURE PRODUCTS (0.3%)
      900   Arctic Cat, Inc.                                                  47
    5,100   Polaris Industries, Inc.                                         668
    4,100   Smith & Wesson Holding Corp.*                                     44
                                                                      ----------
                                                                             759
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.3%)
    7,500   Cinemark Holdings, Inc.                                          246
    5,200   Viacom, Inc. "B"                                                 433
    4,400   Walt Disney Co.                                                  302
                                                                      ----------
                                                                             981
                                                                      ----------
            PUBLISHING (0.1%)
     300    Washington Post Co. "B"                                          193
                                                                      ----------
            RESTAURANTS (0.9%)
    7,400   Jack in the Box, Inc.*                                           301
   14,600   McDonald's Corp.                                               1,409
    3,700   Sonic Corp.*                                                      72
    9,700   Starbucks Corp.                                                  786
                                                                      ----------
                                                                           2,568
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    4,400   Weight Watchers International, Inc.                              141
                                                                      ----------
            Total Consumer Discretionary                                  19,773
                                                                      ----------
            CONSUMER STAPLES (3.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
   18,700   Archer-Daniels-Midland Co.                                       765
    2,200   Bunge Ltd.                                                       181
    3,400   Darling International, Inc.*                                      79
    7,900   Ingredion, Inc.                                                  519
                                                                      ----------
                                                                           1,544
                                                                      ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DRUG RETAIL (0.5%)
   21,400   CVS Caremark Corp.                                        $    1,332
                                                                      ----------
            FOOD DISTRIBUTORS (0.0%)
      400   Andersons, Inc.                                                   30
                                                                      ----------
            FOOD RETAIL (0.4%)
   23,700   Kroger Co.                                                     1,015
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.6%)
    2,300   Colgate-Palmolive Co.                                            149
      500   Energizer Holdings, Inc.                                          49
   19,400   Procter & Gamble Co.                                           1,567
                                                                      ----------
                                                                           1,765
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.6%)
   22,500   Wal-Mart Stores, Inc.                                          1,727
                                                                      ----------
            PACKAGED FOODS & MEAT (0.3%)
    1,300   Cal-Maine Foods, Inc.                                             66
    3,700   Chiquita Brands International, Inc.*                              38
    9,500   Dean Foods Co.*                                                  185
    1,300   J.M. Smucker Co.                                                 145
   20,000   Pilgrim's Pride Corp.*                                           284
      700   Sanderson Farms, Inc.                                             44
                                                                      ----------
                                                                             762
                                                                      ----------
            PERSONAL PRODUCTS (0.0%)
    3,700   Medifast, Inc.*                                                   86
                                                                      ----------
            SOFT DRINKS (0.6%)
   14,400   Coca-Cola Co.                                                    570
    5,900   Coca-Cola Enterprises, Inc.                                      246
   12,300   PepsiCo, Inc.                                                  1,034
                                                                      ----------
                                                                           1,850
                                                                      ----------
            Total Consumer Staples                                        10,111
                                                                      ----------
            ENERGY (5.2%)
            -------------
            INTEGRATED OIL & GAS (2.1%)
   19,900   Chevron Corp.                                                  2,387
   41,000   Exxon Mobil Corp.                                              3,674
    2,900   Hess Corp.                                                       236
                                                                      ----------
                                                                           6,297
                                                                      ----------
            OIL & GAS DRILLING (0.4%)
    6,800   Diamond Offshore Drilling, Inc.                                  421
   12,500   Ensco plc "A"                                                    721
                                                                      ----------
                                                                           1,142
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
    8,700   Schlumberger Ltd.                                                816
   17,300   Superior Energy Services, Inc.*                                  464
                                                                      ----------
                                                                           1,280
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   11,500   Anadarko Petroleum Corp.                                       1,096
    7,000   Apache Corp.                                                     621
   17,400   ConocoPhillips                                                 1,275
    2,500   Devon Energy Corp.                                               158
    1,200   EOG Resources, Inc.                                              214
   19,700   Marathon Oil Corp.                                               695
    2,800   Noble Energy, Inc.                                               210
                                                                      ----------
                                                                           4,269
                                                                      ----------

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.5%)
    6,000   Marathon Petroleum Corp.                                  $      430
   14,750   Phillips 66                                                      950
                                                                      ----------
                                                                           1,380
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   22,600   Kinder Morgan, Inc.                                              798
                                                                      ----------
            Total Energy                                                  15,166
                                                                      ----------
            FINANCIALS (8.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    1,100   BlackRock, Inc.                                                  331
   11,000   State Street Corp.                                               771
      300   Waddell & Reed Financial, Inc. "A"                                18
                                                                      ----------
                                                                           1,120
                                                                      ----------
            CONSUMER FINANCE (0.5%)
    6,600   Capital One Financial Corp.                                      453
   17,200   Discover Financial Services                                      892
    2,800   Nelnet, Inc. "A"                                                 120
                                                                      ----------
                                                                           1,465
                                                                      ----------
            DIVERSIFIED BANKS (0.9%)
    8,100   U.S. Bancorp                                                     303
   55,200   Wells Fargo & Co.                                              2,356
                                                                      ----------
                                                                           2,659
                                                                      ----------
            INSURANCE BROKERS (0.0%)
     500    Marsh & McLennan Companies, Inc.                                  23
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.6%)
    9,000   Goldman Sachs Group, Inc.                                      1,448
   11,900   Morgan Stanley                                                   342
    2,000   TD Ameritrade Holding Corp.                                       54
                                                                      ----------
                                                                           1,844
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.3%)
   18,200   MetLife, Inc.                                                    861
                                                                      ----------
            MULTI-LINE INSURANCE (0.3%)
    6,400   American Financial Group, Inc.                                   360
    4,800   American International Group, Inc.                               248
    4,400   HCC Insurance Holdings, Inc.                                     201
      900   Kemper Corp.                                                      33
                                                                      ----------
                                                                             842
                                                                      ----------
            MULTI-SECTOR HOLDINGS (0.3%)
    6,500   Berkshire Hathaway, Inc. "B"*                                    748
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   44,700   Bank of America Corp.                                            624
   35,900   Citigroup, Inc.                                                1,751
    5,200   ING US, Inc.                                                     161
   39,500   JPMorgan Chase & Co.                                           2,036
                                                                      ----------
                                                                           4,572
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.5%)
    2,800   Aspen Insurance Holdings Ltd.                                    109
   18,500   Assured Guaranty Ltd.                                            379
    1,900   Chubb Corp.                                                      175
      900   CNA Financial Corp.                                               37
    1,000   ProAssurance Corp.                                                45
    8,500   Travelers Companies, Inc.                                        734
    1,500   XL Group plc                                                      46
                                                                      ----------
                                                                           1,525
                                                                      ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REAL ESTATE DEVELOPMENT (0.1%)
    1,600   Howard Hughes Corp.*                                      $      187
                                                                      ----------
            REAL ESTATE SERVICES (0.4%)
   18,100   CBRE Group, Inc. "A"*                                            421
    7,000   Jones Lang LaSalle, Inc.                                         666
                                                                      ----------
                                                                           1,087
                                                                      ----------
            REGIONAL BANKS (0.8%)
    9,200   BB&T Corp.                                                       313
   39,300   Fifth Third Bancorp                                              748
   28,000   Huntington Bancshares, Inc.                                      246
   42,300   KeyCorp                                                          530
    7,300   OFG Bancorp                                                      108
    4,000   PNC Financial Services Group, Inc.                               294
   26,800   Regions Financial Corp.                                          258
                                                                      ----------
                                                                           2,497
                                                                      ----------
            REINSURANCE (0.2%)
    5,000   PartnerRe Ltd.                                                   501
                                                                      ----------
            REITs - DIVERSIFIED (0.0%)
    2,600   American Assets Trust, Inc.                                       87
                                                                      ----------
            REITs - MORTGAGE (0.5%)
   17,800   American Capital Agency Corp.                                    387
    9,900   American Capital Mortgage Investment Corp.                       189
   18,500   Annaly Capital Management, Inc.                                  218
    4,600   Invesco Mortgage Capital                                          71
   22,500   Resource Capital Corp.                                           138
   17,600   Starwood Property Trust, Inc.                                    452
                                                                      ----------
                                                                           1,455
                                                                      ----------
            REITs - OFFICE (0.1%)
   14,000   Franklin Street Properties Corp.                                 185
                                                                      ----------
            REITs - RESIDENTIAL (0.1%)
    6,300   American Campus Communities, Inc.                                218
                                                                      ----------
            REITs - RETAIL (0.2%)
   18,600   General Growth Properties                                        395
    1,100   Simon Property Group, Inc.                                       170
                                                                      ----------
                                                                             565
                                                                      ----------
            REITs - SPECIALIZED (0.2%)
    1,600   Chatham Lodging Trust                                             30
    7,000   Hospitality Properties Trust                                     206
   15,200   RLJ Lodging Trust                                                384
    4,000   Summit Hotel Properties, Inc.                                     37
    1,400   Ventas, Inc.                                                      91
                                                                      ----------
                                                                             748
                                                                      ----------
            SPECIALIZED FINANCE (0.2%)
    8,800   McGraw Hill Financial, Inc.                                      613
                                                                      ----------
            Total Financials                                              23,802
                                                                      ----------
            HEALTH CARE (6.6%)
            ------------------
            BIOTECHNOLOGY (1.5%)
    6,900   Alexion Pharmaceuticals, Inc.*                                   848
    2,500   Alkermes plc*                                                     88
    6,800   Amgen, Inc.                                                      789
    5,600   Biogen Idec, Inc.*                                             1,368
    9,100   Celgene Corp.*                                                 1,351
    1,000   Ligand Pharmaceuticals, Inc. "B"*                                 52
                                                                      ----------
                                                                           4,496
                                                                      ----------

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5  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (0.9%)
   32,600   Abbott Laboratories                                       $    1,192
    2,900   Baxter International, Inc.                                       191
    4,300   Becton, Dickinson & Co.                                          452
    1,900   Hill-Rom Holdings, Inc.                                           78
    8,700   Medtronic, Inc.                                                  499
      400   St. Jude Medical, Inc.                                            23
    1,600   Stryker Corp.                                                    118
                                                                      ----------
                                                                           2,553
                                                                      ----------
            HEALTH CARE FACILITIES (0.2%)
   12,700   HCA Holdings, Inc.                                               599
                                                                      ----------
            HEALTH CARE SERVICES (0.3%)
   15,000   Express Scripts Holdings Co.*                                    938
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    5,800   Bruker Corp.*                                                    118
      500   Mettler Toledo International, Inc.*                              124
      800   TECHNE Corp.                                                      70
                                                                      ----------
                                                                             312
                                                                      ----------
            MANAGED HEALTH CARE (0.9%)
    5,300   Aetna, Inc.                                                      332
    9,900   Cigna Corp.                                                      762
    7,500   Humana, Inc.                                                     691
    9,900   UnitedHealth Group, Inc.                                         676
    2,200   WellPoint, Inc.                                                  187
                                                                      ----------
                                                                           2,648
                                                                      ----------
            PHARMACEUTICALS (2.7%)
    7,300   Allergan, Inc.                                                   661
   19,200   Eli Lilly and Co.                                                956
    5,000   Jazz Pharmaceuticals plc*                                        454
   30,600   Johnson & Johnson                                              2,834
   15,800   Merck & Co., Inc.                                                712
   67,300   Pfizer, Inc.                                                   2,065
    5,900   Santarus, Inc.*                                                  138
                                                                      ----------
                                                                           7,820
                                                                      ----------
            Total Health Care                                             19,366
                                                                      ----------
            INDUSTRIALS (6.0%)
            ------------------
            AEROSPACE & DEFENSE (1.3%)
   11,900   Exelis, Inc.                                                     196
   10,800   General Dynamics Corp.                                           936
      300   Honeywell International, Inc.                                     26
    3,800   L-3 Communications Holdings, Inc.                                382
   10,900   Northrop Grumman Corp.                                         1,172
    6,200   Raytheon Co.                                                     511
   11,700   Spirit AeroSystems Holdings, Inc. "A"*                           312
    1,300   Teledyne Technologies, Inc.*                                     115
                                                                      ----------
                                                                           3,650
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.4%)
   12,700   United Parcel Service, Inc. "B"                                1,248
                                                                      ----------
            BUILDING PRODUCTS (0.3%)
    8,800   A. O. Smith Corp.                                                455
      600   Armstrong World Industries, Inc.*                                 32
    4,500   Lennox International, Inc.                                       351
      800   Universal Forest Products, Inc.                                   42
                                                                      ----------
                                                                             880
                                                                      ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING (0.3%)
   11,100   AECOM Technology Corp.*                                   $      353
    4,500   EMCOR Group, Inc.                                                167
    4,600   Jacobs Engineering Group, Inc.*                                  280
    7,300   Quanta Services, Inc.*                                           220
                                                                      ----------
                                                                           1,020
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    7,900   AGCO Corp.                                                       461
    1,500   Federal Signal Corp.*                                             21
   17,800   Oshkosh Corp.*                                                   847
                                                                      ----------
                                                                           1,329
                                                                      ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    1,400   UniFirst Corp.                                                   144
    2,300   Viad Corp.                                                        61
                                                                      ----------
                                                                             205
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    9,500   Emerson Electric Co.                                             636
                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     900    Rollins, Inc.                                                     25
                                                                      ----------
            HEAVY ELECTRICAL EQUIPMENT (0.1%)
   13,700   Babcock & Wilcox Co.                                             441
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.8%)
   85,100   General Electric Co.                                           2,225
                                                                      ----------
            INDUSTRIAL MACHINERY (0.5%)
    1,300   Hyster-Yale Materials Handling, Inc.                             102
    3,500   Illinois Tool Works, Inc.                                        276
      700   L.B. Foster Co. "A"                                               33
    4,800   Lincoln Electric Holdings, Inc.                                  332
      700   Mueller Industries, Inc.                                          42
      300   Standex International Corp.                                       18
    4,600   Valmont Industries, Inc.                                         646
                                                                      ----------
                                                                           1,449
                                                                      ----------
            MARINE (0.1%)
    5,700   Matson, Inc.                                                     154
                                                                      ----------
            RAILROADS (0.7%)
   31,000   CSX Corp.                                                        808
    1,600   Norfolk Southern Corp.                                           138
    8,100   Union Pacific Corp.                                            1,226
                                                                      ----------
                                                                           2,172
                                                                      ----------
            SECURITY & ALARM SERVICES (0.1%)
    8,700   Tyco International Ltd.                                          318
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
    2,700   Aceto Corp.                                                       43
   15,100   MRC Global, Inc.*                                                422
    3,300   W.W. Grainger, Inc.                                              888
                                                                      ----------
                                                                           1,353
                                                                      ----------
            TRUCKING (0.1%)
      500   AMERCO                                                           101
    3,700   Old Dominion Freight Line, Inc.*                                 174
                                                                      ----------
                                                                             275
                                                                      ----------
            Total Industrials                                             17,380
                                                                      ----------

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7  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (9.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    1,500   ANSYS, Inc.*                                              $      131
    1,400   Manhattan Associates, Inc.*                                      149
    3,000   Pegasystems, Inc.                                                114
    3,500   SS&C Technologies Holdings, Inc.*                                138
    7,000   TiVo, Inc.*                                                       93
                                                                      ----------
                                                                             625
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (1.1%)
   71,100   Cisco Systems, Inc.                                            1,600
    5,200   Juniper Networks, Inc.*                                           97
   22,000   QUALCOMM, Inc.                                                 1,528
                                                                      ----------
                                                                           3,225
                                                                      ----------
            COMPUTER HARDWARE (1.9%)
    8,280   Apple, Inc.                                                    4,325
   54,300   Hewlett-Packard Co.                                            1,323
                                                                      ----------
                                                                           5,648
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    6,300   EMC Corp.                                                        152
    1,800   Immersion Corp.*                                                  23
    7,100   Western Digital Corp.                                            494
                                                                      ----------
                                                                             669
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   26,000   CoreLogic, Inc.*                                                 865
    4,000   DST Systems, Inc.                                                339
    2,600   Fiserv, Inc.*                                                    272
    1,300   MasterCard, Inc. "A"                                             932
    3,400   Syntel, Inc.                                                     292
      200   Visa, Inc. "A"                                                    40
                                                                      ----------
                                                                           2,740
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    7,400   Jabil Circuit, Inc.                                              155
    4,200   Sanmina Corp.*                                                    61
    2,900   TE Connectivity Ltd.                                             149
                                                                      ----------
                                                                             365
                                                                      ----------
            HOME ENTERTAINMENT SOFTWARE (0.3%)
   44,000   Activision Blizzard, Inc.                                        732
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (1.1%)
    6,000   Active Network, Inc.*                                             87
    2,300   Blucora, Inc.*                                                    54
    2,390   Google, Inc. "A"*                                              2,463
    1,500   IAC/InterActiveCorp.                                              80
   11,100   United Online, Inc.*                                              96
    2,300   Vocus, Inc.*                                                      20
   12,500   Yahoo! Inc.*                                                     412
                                                                      ----------
                                                                           3,212
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.5%)
    6,400   Accenture plc "A"                                                470
    2,200   Booz Allen Hamilton Holding                                       44
    2,700   iGATE Corp.*                                                      86
    5,400   International Business Machines Corp.                            968
                                                                      ----------
                                                                           1,568
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.0%)
    1,800   Ultra Clean Holdings, Inc.*                                       17
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SEMICONDUCTORS (0.8%)
   54,400   Intel Corp.                                               $    1,329
   19,200   Intersil Corp. "A"                                               214
    7,100   LSI Corp.                                                         60
   26,800   Marvell Technology Group Ltd.                                    322
      400   Power Integrations, Inc.                                          23
    3,600   Silicon Image, Inc.*                                              19
    9,900   Skyworks Solutions, Inc.*                                        255
                                                                      ----------
                                                                           2,222
                                                                      ----------
            SYSTEMS SOFTWARE (1.7%)
   19,200   CA, Inc.                                                         610
    1,700   CommVault Systems, Inc.*                                         133
   57,800   Microsoft Corp.                                                2,043
   50,200   Oracle Corp.                                                   1,682
   10,900   Symantec Corp.                                                   248
    2,800   VMware, Inc. "A"*                                                227
                                                                      ----------
                                                                           4,943
                                                                      ----------
            TECHNOLOGY DISTRIBUTORS (0.5%)
    5,100   Arrow Electronics, Inc.*                                         245
   13,500   Avnet, Inc.                                                      536
   23,100   Ingram Micro, Inc. "A"*                                          535
      500   ScanSource, Inc.*                                                 19
                                                                      ----------
                                                                           1,335
                                                                      ----------
            Total Information Technology                                  27,301
                                                                      ----------
            MATERIALS (1.5%)
            ----------------
            ALUMINUM (0.0%)
    1,500   Noranda Aluminum Holding Corp.                                     4
                                                                      ----------
            COMMODITY CHEMICALS (0.5%)
    1,200   Koppers Holdings, Inc.                                            53
   13,000   LyondellBasell Industries N.V. "A"                               970
    4,400   Westlake Chemical Corp.                                          473
                                                                      ----------
                                                                           1,496
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.3%)
   19,600   Freeport-McMoRan Copper & Gold, Inc.                             721
    9,600   Southern Copper Corp.                                            268
                                                                      ----------
                                                                             989
                                                                      ----------
            PAPER PACKAGING (0.1%)
    4,000   Rock-Tenn Co. "A"                                                428
                                                                      ----------
            PAPER PRODUCTS (0.1%)
    2,900   Clearwater Paper Corp.*                                          151
    2,200   P.H. Glatfelter Co.                                               58
      300   Schweitzer-Mauduit International, Inc.                            19
                                                                      ----------
                                                                             228
                                                                      ----------
            SPECIALTY CHEMICALS (0.4%)
    6,100   FutureFuel Corp.                                                 106
    5,100   PPG Industries, Inc.                                             931
    3,000   Valspar Corp.                                                    210
                                                                      ----------
                                                                           1,247
                                                                      ----------
            STEEL (0.1%)
    4,400   Worthington Industries, Inc.                                     178
                                                                      ----------
            Total Materials                                                4,570
                                                                      ----------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
    3,400   Premiere Global Services, Inc.*                                              $       31
                                                                                         ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   25,100   AT&T, Inc.                                                                          909
   21,000   CenturyLink, Inc.                                                                   711
   16,300   Verizon Communications, Inc.                                                        823
                                                                                         ----------
                                                                                              2,443
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    3,800   Telephone & Data Systems, Inc.                                                      118
                                                                                         ----------
            Total Telecommunication Services                                                  2,592
                                                                                         ----------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    4,100   El Paso Electric Co.                                                                144
    1,700   IdaCorp, Inc.                                                                        88
   28,600   PPL Corp.                                                                           876
   24,600   Xcel Energy, Inc.                                                                   710
                                                                                         ----------
                                                                                              1,818
                                                                                         ----------
            GAS UTILITIES (0.2%)
    3,200   Atmos Energy Corp.                                                                  142
    2,400   New Jersey Resources Corp.                                                          110
    8,300   UGI Corp.                                                                           343
                                                                                         ----------
                                                                                                595
                                                                                         ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   25,600   AES Corp.                                                                           361
                                                                                         ----------
            MULTI-UTILITIES (0.4%)
    3,500   Avista Corp.                                                                         98
    4,700   DTE Energy Co.                                                                      325
    7,700   PG&E Corp.                                                                          322
    6,500   SCANA Corp.                                                                         303
                                                                                         ----------
                                                                                              1,048
                                                                                         ----------
            WATER UTILITIES (0.1%)
    4,000   American Water Works Co., Inc.                                                      171
                                                                                         ----------
            Total Utilities                                                                   3,993
                                                                                         ----------
            Total Common Stocks (cost: $116,879)                                            144,054
                                                                                         ----------
            PREFERRED STOCKS (1.2%)

            CONSUMER STAPLES (0.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.8%)
   40,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                      1,144
   10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)        1,087
                                                                                         ----------
                                                                                              2,231
                                                                                         ----------
            Total Consumer Staples                                                            2,231
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                                                       MARKET
$(000)/                                                      COUPON                           VALUE
SHARES      SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            FINANCIALS (0.4%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       10   International Lease Finance Corp., 0.36%, perpetual(b)                       $      640
                                                                                         ----------
            REINSURANCE (0.0%)
      500   American Overseas Group Ltd., 7.50%, non-cumulative,
              perpetual, acquired 3/09/2007; cost $526(b),(c)                                   125
                                                                                         ----------
            REITs - OFFICE (0.2%)
   20,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                461
                                                                                         ----------
            Total Financials                                                                  1,226
                                                                                         ----------
            Total Preferred Stocks (cost: $3,708)                                             3,457
                                                                                         ----------
            EXCHANGE-TRADED FUNDS (23.7%)

            DOMESTIC EXCHANGE-TRADED FUNDS (0.3%)
    9,700   iShares Russell 1000 ETF                                                            953
                                                                                         ----------
            Total Domestic Exchange-Traded Funds                                                953
                                                                                         ----------
            FOREIGN EXCHANGE-TRADED FUNDS (23.4%)
   14,524   EGShares Emerging Markets Consumer ETF                                              397
  188,084   iShares Core MSCI Emerging Markets ETF                                            9,525
  366,771   iShares MSCI EAFE ETF                                                            24,163
  203,034   iShares MSCI Germany ETF                                                          5,959
  301,382   iShares MSCI Hong Kong ETF                                                        6,133
   38,596   iShares MSCI Indonesia ETF                                                          991
   59,857   iShares MSCI Malaysia ETF                                                           949
   17,247   iShares MSCI Russia Capped ETF                                                      386
  167,032   iShares MSCI Singapore ETF                                                        2,307
   69,003   iShares MSCI Taiwan ETF                                                           1,001
   19,829   iShares MSCI Turkey ETF                                                           1,145
  472,164   iShares MSCI United Kingdom ETF                                                   9,608
   12,254   SPDR S&P Emerging Markets SmallCap ETF                                              579
   46,520   Vanguard FTSE Emerging Markets ETF                                                1,948
   19,024   WisdomTree Emerging Markets Equity Income Fund                                    1,016
   20,334   WisdomTree Emerging Markets SmallCap Dividend Fund                                  982
   48,857   WisdomTree India Earnings Fund                                                      820
                                                                                         ----------
            Total Foreign Exchange-Traded Funds                                              67,909
                                                                                         ----------
            Total Exchange-Traded Funds (cost: $61,300)                                      68,862
                                                                                         ----------
            Total Equity Securities (cost: $181,887)                                        216,373
                                                                                         ----------

            BONDS (24.1%)

            CORPORATE OBLIGATIONS (10.7%)

            ENERGY (1.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (1.5%)
$     800   DCP Midstream, LLC (a)                             5.85%     5/21/2043              752
    1,000   Enbridge Energy Partners, LP                       8.05     10/01/2037            1,128
    1,000   Energy Transfer Partners, LP (a)                   3.29 (d) 11/01/2066              910
    1,000   Enterprise Products Operating, LLC                 7.00      6/01/2067            1,046
      500   TEPPCO Partners, LP                                7.00      6/01/2067              518
                                                                                         ----------
                                                                                              4,354
                                                                                         ----------
            Total Energy                                                                      4,354
                                                                                         ----------

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            FINANCIALS (7.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
$   1,075   State Street Capital Trust IV                      1.25% (d)  6/15/2037      $      855
                                                                                         ----------
            CONSUMER FINANCE (0.2%)
      500   American Express Co.                               6.80       9/01/2066             536
                                                                                         ----------
            LIFE & HEALTH INSURANCE (1.4%)
       28   Delphi Financial Group, Inc.                       7.38       5/15/2037             702
      800   Lincoln National Corp.                             7.00       5/17/2066             830
      200   Lincoln National Corp.                             6.05       4/20/2067             200
      500   Principal Financial Global Fund, LLC               0.76 (d)   1/10/2031             439
    1,000   Prudential Financial, Inc.                         5.63       6/15/2043           1,001
    1,000   StanCorp Financial Group, Inc.                     6.90       6/01/2067           1,002
                                                                                         ----------
                                                                                              4,174
                                                                                         ----------
            MULTI-LINE INSURANCE (1.3%)
    1,000   Genworth Holdings, Inc.                            6.15      11/15/2066             909
    1,000   Glen Meadow Pass-Through Trust (a)                 6.51       2/12/2067             965
    1,000   Nationwide Mutual Insurance Co. (a)                5.81      12/15/2024           1,019
      800   ZFS Finance USA Trust V (a)                        6.50       5/09/2037             855
                                                                                         ----------
                                                                                              3,748
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    1,000   JPMorgan Chase Capital XIII                        1.20 (d)   9/30/2034             790
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (1.8%)
    1,000   Allstate Corp.                                     5.75       8/15/2053           1,024
    1,000   AmTrust Financial Services, Inc. (a)               6.13       8/15/2023           1,015
    1,000   HSB Group, Inc.                                    1.15 (d)   7/15/2027             810
      750   Ironshore Holdings, Inc. (a)                       8.50       5/15/2020             875
      500   Progressive Corp.                                  6.70       6/15/2037             544
    1,000   Travelers Companies, Inc.                          6.25       3/15/2037           1,065
                                                                                         ----------
                                                                                              5,333
                                                                                         ----------
            REGIONAL BANKS (1.3%)
       30   Citizens Funding Trust I                           7.50       9/15/2066             756
    1,000   Fulton Capital Trust I                             6.29       2/01/2036             973
    1,000   KeyCorp Capital I                                  0.99 (d)   7/01/2028             830
      150   M&T Capital Trust I                                8.23       2/01/2027             152
    1,000   Manufacturers & Traders Trust Co.                  5.63      12/01/2021           1,040
                                                                                         ----------
                                                                                              3,751
                                                                                         ----------
            REINSURANCE (0.2%)
      500   Alterra USA Holdings Ltd. (a)                      7.20       4/14/2017             554
                                                                                         ----------
            REITs - RETAIL (0.2%)
      577   Brixmor LLC                                        7.68      11/02/2026             577
                                                                                         ----------
            Total Financials                                                                 20,318
                                                                                         ----------
            INDUSTRIALS (0.3%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    1,000   Textron Financial Corp. (a)                        6.00       2/15/2067             895
                                                                                         ----------
            UTILITIES (1.9%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
      500   Enel S.p.A. (a)                                    8.75       9/24/2073             544
      983   NextEra Energy Capital Holdings, Inc.              6.65       6/15/2067           1,008
      500   PPL Capital Funding, Inc.                          6.70       3/30/2067             505
                                                                                         ----------
                                                                                              2,057
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (1.2%)
$   1,000   Dominion Resources, Inc.                           7.50%      6/30/2066      $    1,070
      770   Integrys Energy Group, Inc.                        6.11      12/01/2066             774
    1,000   Puget Sound Energy, Inc.                           6.97       6/01/2067           1,052
      725   Wisconsin Energy Corp.                             6.25       5/15/2067             744
                                                                                         ----------
                                                                                              3,640
                                                                                         ----------
            Total Utilities                                                                   5,697
                                                                                         ----------
            Total Corporate Obligations (cost: $27,983)                                      31,264
                                                                                         ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (2.8%)

            FINANCIALS (2.6%)
            -----------------
            DIVERSIFIED BANKS (1.0%)
    1,500   Barclays Bank plc                                  0.65 (d)           -(e)          896
    2,040   HSBC Bank plc                                      0.63 (d)           -(e)        1,262
      500   LBI hf, acquired 10/12/2007; cost $500
              (a),(b),(c),(f)                                  7.43               -(e)           --
      700   Royal Bank of Scotland Group plc                   9.50       3/16/2022             818
                                                                                         ----------
                                                                                              2,976
                                                                                         ----------
            LIFE & HEALTH INSURANCE (0.4%)
    1,000   Great-West Life & Annuity Insurance
              Capital, LP (a)                                  7.15       5/16/2046           1,055
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.7%)
    1,300   Oil Insurance Ltd. (a)                             3.23 (d)           -(e)        1,196
      750   QBE Capital Funding III Ltd. (a)                   7.25       5/24/2041             791
                                                                                         ----------
                                                                                              1,987
                                                                                         ----------
            REGIONAL BANKS (0.0%)
    1,000   Glitnir Banki hf, acquired 9/11/2006 and
              10/18/2006; cost $1,017 (a),(b),(c),(f)          7.45               -(e)           --
                                                                                         ----------
            REINSURANCE (0.5%)
      500   Platinum Underwriters Finance, Inc.                7.50       6/01/2017             567
      804   Swiss Re Capital I, LP (a)                         6.85               -(e)          860
                                                                                         ----------
                                                                                              1,427
                                                                                         ----------
            Total Financials                                                                  7,445
                                                                                         ----------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
      650   Electricite De France S.A. (a)                     5.25               -(e)          640
                                                                                         ----------
            Total Eurodollar and Yankee Obligations (cost: $8,343)                            8,085
                                                                                         ----------
            COMMERCIAL MORTGAGE SECURITIES (5.4%)

            FINANCIALS (5.4%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)
      500   Banc of America Commercial Mortgage, Inc.          5.77       5/10/2045             529
      400   Banc of America Commercial Mortgage, Inc.          5.46       9/10/2045             426
    1,000   Banc of America Commercial Mortgage, Inc.          5.19       9/10/2047           1,035
      500   Banc of America Commercial Mortgage, Inc.          6.25       2/10/2051             520
      500   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             4.99       9/11/2042             522
      530   Citigroup Commercial Mortgage Trust                5.78       3/15/2049             545
    1,000   GE Capital Commercial Mortgage Corp.               5.61      12/10/2049           1,021
      500   GMAC Commercial Mortgage Securities, Inc.          4.97      12/10/2041             475
      250   GMAC Commercial Mortgage Securities, Inc.          4.98      12/10/2041             174
    1,000   GS Mortgage Securities Corp. II                    5.63       4/10/2038             980
    1,000   GS Mortgage Securities Corp. II                    4.78       7/10/2039           1,014

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.04%     10/15/2042      $    1,025
      690   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.57       4/15/2043             709
      500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.36      12/15/2044             511
      378   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.36      12/15/2044             394
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.48       5/15/2045           1,043
      500   Merrill Lynch Mortgage Trust                       5.14       7/12/2038             521
      250   Merrill Lynch Mortgage Trust                       5.18       7/12/2038             239
      135   Merrill Lynch Mortgage Trust                       5.21       7/12/2038             120
      670   Merrill Lynch Mortgage Trust                       5.68       5/12/2039             676
      500   Merrill Lynch Mortgage Trust                       5.01      10/12/2041             506
    1,000   ML-CFC Commercial Mortgage Trust                   5.42       8/12/2048           1,060
      500   ML-CFC Commercial Mortgage Trust                   5.89       8/12/2049             517
    1,000   Wachovia Bank Commercial Mortgage Trust            5.72       5/15/2043           1,039
                                                                                         ----------
                                                                                             15,601
                                                                                         ----------
            Total Financials                                                                 15,601
                                                                                         ----------
            Total Commercial Mortgage Securities (cost: $13,873)                             15,601
                                                                                         ----------
            U.S. TREASURY SECURITIES (5.2%)

            BONDS (2.8%)
            ------------
      750   2.75%, 8/15/2042                                                                    629
      670   2.75%, 11/15/2042                                                                   561
      250   2.88%, 5/15/2043                                                                    215
    6,100   3.00%, 5/15/2042                                                                  5,410
    1,410   3.13%, 2/15/2043                                                                  1,277
                                                                                         ----------
            Total Bonds                                                                       8,092
                                                                                         ----------
            NOTES (2.4%)
            ------------
    4,970   1.63%, 8/15/2022                                                                  4,670
      390   1.63%, 11/15/2022                                                                   364
    2,000   1.75%, 5/15/2022                                                                  1,910
      170   2.00%, 2/15/2023                                                                    163
                                                                                         ----------
            Total Notes                                                                       7,107
                                                                                         ----------
            Total U.S. Treasury Securities (cost: $16,747)                                   15,199
                                                                                         ----------
            Total Bonds (cost: $66,946)                                                      70,149
                                                                                         ----------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.1%)

            MONEY MARKET FUNDS (1.1%)
3,265,211   State Street Institutional Liquid Reserve Fund, 0.07% (g)(cost: $3,265)           3,265
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $252,098)                                           $  289,787
                                                                                         ==========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NUMBER                                                                                           MARKET
OF                                                                                                VALUE
CONTRACTS   SECURITY                                                                              (000)
-------------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.1%)
      250   Put - S&P 500 Index expiring January 18, 2014 at 1640                            $      336
                                                                                             ----------

            TOTAL PURCHASED OPTIONS (COST: $411)                                             $      336
                                                                                             ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $     144,054     $        --     $         --     $     144,054
  Preferred Stocks                                --           2,692              765             3,457
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds               953              --               --               953
    Foreign Exchange-Traded Funds             67,909              --               --            67,909
Bonds:
  Corporate Obligations                           --          31,264               --            31,264
  Eurodollar and Yankee Obligations               --           8,085               --             8,085
  Commercial Mortgage Securities                  --          15,601               --            15,601
  U.S. Treasury Securities                    15,199              --               --            15,199
Money Market Instruments:
  Money Market Funds                           3,265              --               --             3,265
Purchased Options                                336              --               --               336
-------------------------------------------------------------------------------------------------------
Total                                  $     231,716     $    57,642     $        765     $     290,123
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                  Eurodollar and Yankee
                                                         Preferred Stocks                   Obligations
-------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                          $765                           $3
Purchases                                                               -                            -
Sales                                                                   -                            -
Transfers into Level 3                                                  -                            -
Transfers out of Level 3                                                -                            -
Net realized gain (loss) on investments                                 -                            -
Change in net unrealized appreciation/depreciation of
investments                                                             -                           (3)
-------------------------------------------------------------------------------------------------------
Balance as of October 31, 2013                                       $765                           $-
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA First Start Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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16  | USAA First Start Growth Fund

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calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

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17  | USAA First Start Growth Fund

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priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio

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                                         Notes to Portfolio of Investments |  18

================================================================================

manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

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19  | USAA First Start Growth Fund

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D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $42,803,000 and $5,189,000, respectively, resulting in net unrealized appreciation of $37,614,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $290,992,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 28.1% of net assets at October 31, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT     Real estate investment trust

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                                         Notes to Portfolio of Investments |  20

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the the Board, unless otherwise noted as illiquid.
(b) Security was fair valued at October 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $765,000, which represented 0.3% of net assets of the Fund.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2013, was $125,000, which represented less than 0.1% of the Fund's net assets.
(d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2013.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Rate represents the money market fund annualized seven-day yield at October 31, 2013.

*     Non-income-producing security.

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21  | USAA First Start Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------